Notes to the Consolidated Statements of Financial Position - Summary Of Share capital (Detail) - $ / shares	Sep. 30, 2021	Sep. 30, 2020
Disclosure of classes of share capital [line items]
Number of shares authorised	17.6	17.6
Number of shares issued and fully paid	17.6	17.6
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares authorised	17.6	17.6
Number of shares issued and fully paid	17.6	17.6
Par value per share	$ 1